Allocation of Net Income and Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Net Income and Distributions [Abstract]
Allocation of net income among our general partner, limited partners, and noncontrolling interests

	Years Ended December 31,
	2012	2011	2010

	(Millions)
Allocation of net income to general partner:
Net income	$1,232	$1,511	$1,188
Net income applicable to pre-partnership operations
allocated to general partner	(185)	(133)	(310)
Net income applicable to noncontrolling interests	-	-	(16)
Net reimbursable costs charged directly to general partner	1	(2)	(4)
Income subject to 2% allocation of general partner interest	1,048	1,376	858
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income before
items directly allocable to general partner interest	21	28	17
Incentive distributions paid to general partner (a)	355	260	127
Net reimbursable costs charged directly to general partner	(1)	2	4
Pre-partnership net income allocated to
general partner interest	185	133	310
Net income allocated to general partner	$560	$423	$458
Net income	$1,232	$1,511	$1,188
Net income allocated to general partner	560	423	458
Net income allocated to Class C limited partners	-	-	156
Net income allocated to noncontrolling interests	-	-	16
Net income allocated to common limited partners	$672	$1,088	$558

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  The net income allocated to the general partner's capital account reflects IDRs paid during the current reporting period. In the calculation of basic and diluted net income per limited partner unit, the net income allocated to the general partner includes IDRs pertaining to the current reporting period, but paid in the subsequent period.

Authorized payment of cash distributions
				General Partner
					Incentive
	Per Unit	Common	Class C		Distribution	Total Cash
Payment Date	Distribution	Units	Units	2%	Rights	Distribution

2/12/2010	$0.6350	$33	$-	$1	$-	$34
5/14/2010 (a)	$0.6575	$35	$87	$3	$30	$155
8/13/2010	$0.6725	$172	$-	$4	$45	$221
11/12/2010	$0.6875	$192	$-	$5	$53	$250
2/11/2011	$0.7025	$204	$-	$5	$59	$268
5/13/2011	$0.7175	$208	$-	$5	$63	$276
8/12/2011	$0.7325	$213	$-	$6	$67	$286
11/11/2011	$0.7475	$217	$-	$6	$71	$294
2/10/2012	$0.7625	$227	$-	$6	$78	$311
5/11/2012	$0.7775	$268	$-	$8	$86	$362
8/10/2012	$0.7925	$274	$-	$7	$92	$373
11/09/2012	$0.8075	$287	$-	$8	$99	$394
2/08/2013 (b)	$0.8275	$329	$-	$9	$104	$442

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(a)       Distributions on the Class C units and the additional general partner units issued in connection with the closing of the February 2010 transaction where we acquired certain contributed entities, as well as the related IDR payments, were prorated to reflect the fact that they were not outstanding during the first full quarter period of 2010.

(b)       On February 8, 2013, we paid a cash distribution of $0.8275 per unit on our outstanding common units to unitholders of record at the close of business on February 1, 2013